Transactions with related parties - Statements of Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Included in voyage expenses - related party
Charter hire commissions (a)	$ 1,719	$ 1,631	$ 1,654
Included in general and administrative expenses - related party
Executive services fee (d)	613	603	637
Administrative services fee (e)	120	120	120
Management fees-related party
Management fees (a)	$ 6,752	$ 6,537	$ 6,347